Schedule of alloted called up and fully paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 387	$ 308		$ 256	$ 222
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares		$ 307,815		$ 255,819	$ 222,074
Number allotted		25,651,140		21,318,118	18,506,064
Par value per share	$ 0.12	$ 0.012	$ 0.012	$ 0.012	$ 0.012